UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,021.60	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,022.30	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class B	1.45%
Actual		$ 1,000.00	$ 1,019.00	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,017.70	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,022.90	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.3	17.8
Illinois	13.0	12.2
Texas	11.2	11.7
New York	10.9	11.4
Florida	8.0	7.1
Top Five Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.1	33.1
Health Care	21.1	19.4
Transportation	9.3	9.3
Water & Sewer	9.2	9.5
Electric Utilities	7.8	7.6
Weighted Average Maturity as of April 30, 2013
		6 months ago
Years	6.1	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2013
6 months ago
Years	7.3	7.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
AAA 7.5%	AAA 8.5%
AA,A 81.2%	AA,A 80.0%
BBB 7.8%	BBB 8.6%
BB and Below 0.7%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 547,242
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,186,920
		1,734,162
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,181,810
5.25% 10/1/20 (FSA Insured)	1,600,000	1,917,792
5.25% 10/1/21 (FSA Insured)	850,000	1,015,436
5.25% 10/1/26 (FSA Insured)	500,000	582,585
5.25% 10/1/28 (FSA Insured)	1,600,000	1,843,760
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,574,850
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,419,336
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,052,630
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,620,171
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,511,583
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	776,881
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,124,610
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,620,000	2,027,965
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,164,760
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	595,000
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,198,050
5.25% 12/1/22	1,500,000	1,760,010
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	225,410
		24,592,639
California - 17.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,852,176
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources (Central Valley Proj.) Series AL, 5% 12/1/19	$ 2,500,000	$ 3,111,650
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,210,400
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,683,332
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,121
Series 2013:
5.25% 2/1/16	220,000	222,614
5.25% 2/1/24 (Pre-Refunded to 8/1/13 @ 100)	70,000	70,874
5.25% 2/1/28	610,000	616,332
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	145,000	146,810
5% 11/1/24	2,400,000	2,762,640
5% 6/1/27 (AMBAC Insured)	600,000	638,544
5% 9/1/27	1,410,000	1,575,435
5% 3/1/31	1,800,000	1,965,366
5% 9/1/31	1,500,000	1,661,520
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	881,512
5% 9/1/32	1,600,000	1,766,800
5% 9/1/33	1,800,000	1,987,038
5% 9/1/35	580,000	636,127
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	600,000	614,778
5.25% 2/1/24	240,000	242,522
5.25% 12/1/33	20,000	20,900
5.25% 4/1/35	2,200,000	2,552,770
5.25% 3/1/38	3,900,000	4,367,805
5.25% 11/1/40	700,000	799,960
5.5% 8/1/27	2,100,000	2,495,241
5.5% 8/1/29	2,800,000	3,306,940
5.5% 8/1/30	2,000,000	2,339,200
5.5% 11/1/33	4,205,000	4,289,226
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	1,195,000	1,226,644
5.5% 3/1/40	1,000,000	1,183,750
5.6% 3/1/36	400,000	479,596
6% 3/1/33	4,250,000	5,283,770
6% 4/1/38	5,300,000	6,332,599
6% 11/1/39	11,700,000	14,164,137
6.5% 4/1/33	3,850,000	4,779,737
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	750,000	808,253
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.): - continued
Series 2009 E, 5.625% 7/1/25	$ 2,000,000	$ 2,352,260
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,117,824
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	32,485
6.5% 10/1/38	1,375,000	1,660,216
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,220,000	1,429,852
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,010,925
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,109,638
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,051,700
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,000,000
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,113,980
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,805,624
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,875,200
5% 11/1/21	1,760,000	2,024,282
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,084,610
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,121,770
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,064,922
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,544,743
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,813,488
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,058,915
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	776,276
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,800,981
Series 2005 H, 5% 6/1/18	1,425,000	1,550,543
Series 2009 G1, 5.75% 10/1/30	600,000	707,826
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
6.125% 11/1/29	$ 400,000	$ 497,540
6.375% 11/1/34	1,000,000	1,241,800
Series 2010 A, 5.75% 3/1/30	1,000,000	1,173,310
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	4,023,322
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,137,200
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,325,324
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,383,034
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,828
5.75% 1/15/40	600,000	600,546
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,370,678
5% 6/1/45	1,000,000	1,042,850
5% 6/1/45 (FSA Insured)	105,000	109,738
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,216,920
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,683,250
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	326,061
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,691,408
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,428,460
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,088,690
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,121,900
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,051,190
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,969,875
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	$ 1,815,000	$ 2,103,948
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	434,390
Series B, 0% 8/1/39	3,700,000	1,087,615
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,963,539
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	425,176
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,601,060
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	400,000	511,028
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,290,380
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,080,450
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,548,700
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,411,974
Series 2008 E:
0% 7/1/47 (a)	1,300,000	572,767
0% 7/1/49	4,600,000	833,520
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,287,363
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	364,515
Series A, 5% 8/1/38	1,000,000	1,113,380
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	871,970
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	431,884
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	7,015,806
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	311,244
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	856,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 655,000	$ 656,683
5.5% 5/15/20 (AMBAC Insured)	740,000	741,613
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,564,911
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	140,000	154,568
Series 2009 O:
5.25% 5/15/39	500,000	583,565
5.75% 5/15/30	5,985,000	7,213,062
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,178,860
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,217,282
Series A, 5% 7/1/15	1,025,000	1,104,407
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	799,834
Series 2012, 5% 8/1/26	2,000,000	2,340,120
		206,771,537
Colorado - 1.0%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,062,300
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,304,120
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	875,162
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,148,680
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	527,883
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	600,000	691,860
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,149,348
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,174,185
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 449,460
Series 2010 C, 5.25% 9/1/25	1,000,000	1,119,060
		11,502,058
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,419,380
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,363,166
		5,782,546
District Of Columbia - 1.7%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,140,451
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,793,264
Series B, 4.75% 6/1/32	500,000	538,870
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,405,632
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,013,460
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,050,034
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,906,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	797,881
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,008,090
		19,654,182
Florida - 8.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,129,430
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,152,010
Series 2012 A, 5% 7/1/24	4,400,000	5,239,960
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,760,580
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,684,320
5% 6/1/17 (FSA Insured)	1,000,000	1,158,560
Series 2011 A1, 5% 6/1/20	1,000,000	1,208,790
Series 2012 A1, 5% 6/1/21	1,500,000	1,822,860
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,540,000	3,030,576
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	608,232
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,968,948
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	918,904
Series 2006 D, 5% 6/1/37	1,790,000	2,031,614
Series 2006 E, 5% 6/1/35	700,000	806,134
Series 2011 E, 5% 6/1/27	1,200,000	1,431,732
Series A, 5.5% 6/1/38	400,000	475,804
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,056,520
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,224,548
Series 2012 A, 5% 7/1/25	1,600,000	1,953,008
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	713,994
Series A, 6.25% 10/1/31	500,000	607,445
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	838,752
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	763,207
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	531,351
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	77,976
Series 2006 G:
5% 11/15/16	95,000	108,837
5% 11/15/16 (Escrowed to Maturity)	5,000	5,749
5.125% 11/15/18	965,000	1,097,803
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	40,396
Series 2008 B, 6% 11/15/37	2,000,000	2,354,860
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series B:
5% 11/15/14	$ 875,000	$ 936,329
5% 11/15/14 (Escrowed to Maturity)	125,000	133,821
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,071,546
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,444,670
5% 7/1/19	2,230,000	2,463,816
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	957,645
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,416,640
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	666,391
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,063,340
Series 2009 B, 5% 10/1/18	4,790,000	4,977,624
Series Three 2010 D, 5% 10/1/38	1,600,000	1,784,608
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,196,420
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,182,405
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,713,690
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,183,950
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,593,802
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,296,701
5% 10/1/22 (d)	1,000,000	1,213,150
5% 10/1/31 (d)	1,500,000	1,666,335
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	889,073
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,176,580
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,311,280
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,059,120
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,288,874
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 1,000,000	$ 1,147,560
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	606,785
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,275,780
Series 2012 A, 5% 10/1/24	700,000	895,202
Series 2013 A:
5% 10/1/24	1,100,000	1,406,746
5% 10/1/25	900,000	1,150,965
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	543,095
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,605,492
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,700,006
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	478,085
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,529,630
		95,830,056
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,746,070
6.25% 11/1/39	3,500,000	4,320,085
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,328,436
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,413,356
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	932,118
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,525,284
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,642,200
6.125% 9/1/40	1,305,000	1,526,498
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,852,149
Series C, 5% 1/1/22	1,400,000	1,718,696
Series GG, 5% 1/1/23	800,000	994,768
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	$ 300,000	$ 328,311
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,106,170
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,924,450
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,887,378
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,957,448
		33,203,417
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,402,000
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,708,372
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,411,104
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	474,200
		3,593,676
Illinois - 13.0%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,238,458
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	895,930
Series 2012 A, 5% 12/1/42	3,400,000	3,699,268
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,915,831
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,176,796
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,039
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,405,000	$ 1,535,876
Series 2011 C, 6.5% 1/1/41	2,300,000	2,959,962
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,499,784
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,562,274
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	733,663
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	465,915
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,237,240
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	322,797
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,160,450
Series 2010 A, 5.25% 11/15/33	3,250,000	3,664,993
Series 2012 C:
5% 11/15/24	1,700,000	2,034,594
5% 11/15/25	2,600,000	3,082,846
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,281,698
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,749,616
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,188,340
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,323,108
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,436,513
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,430,000	1,572,314
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,708,517
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,104,067
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,724,166
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	$ 5,000,000	$ 5,932,450
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,131,919
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,799,940
Series 2009 D, 6.625% 11/1/39	1,445,000	1,733,942
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,184,020
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,215,000	3,522,193
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,208,251
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,317,920
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,270,159
Series 2008 A, 5.625% 1/1/37	4,810,000	5,355,214
Series 2009 A, 7.25% 11/1/38	230,000	282,974
Series 2009:
6.875% 8/15/38	80,000	95,554
7% 8/15/44	285,000	340,629
Series 2010 A:
5.5% 8/15/24	540,000	620,849
5.75% 8/15/29	360,000	412,254
Series 2010, 5.25% 8/15/36	1,335,000	1,446,499
Series 2012 A:
5% 5/15/20	500,000	576,325
5% 5/15/23	300,000	344,352
Series 2012:
4% 9/1/32	900,000	892,773
5% 9/1/32	1,900,000	2,093,249
5% 9/1/38	300,000	322,905
5% 11/15/43	820,000	878,409
Series 2013, 5% 5/15/43	1,300,000	1,375,491
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,140
Series 2006:
5% 1/1/19	1,000,000	1,157,470
5.5% 1/1/31	1,000,000	1,201,370
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 500,000	$ 566,730
5% 1/1/23 (FSA Insured)	1,300,000	1,443,442
Series 2012 A, 5% 1/1/33	800,000	860,456
Series 2012:
5% 8/1/19	465,000	542,334
5% 8/1/21	400,000	470,160
5% 3/1/23	1,000,000	1,146,540
5% 3/1/36	1,000,000	1,065,280
Series 2013, 5% 1/1/22	2,175,000	2,441,372
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,153,520
5.25% 5/15/32 (FSA Insured)	360,000	387,634
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	601,056
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	767,172
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,718,440
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	938,980
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,438,437
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	229,280
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	719,024
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,432,881
Lake County Forest Preservation District Series 2007 A, 0.538% 12/15/13 (c)	440,000	440,431
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	557,288
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	738,420
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	864,708
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2012 B:
0% 12/15/51	$ 2,900,000	$ 430,679
5% 6/15/52	3,500,000	3,832,220
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,330,912
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	936,863
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,144,306
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	379,998
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,827,162
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,235,743
0% 6/15/45 (FSA Insured)	2,600,000	549,224
0% 6/15/46 (FSA Insured)	1,115,000	223,680
0% 6/15/47 (FSA Insured)	890,000	170,088
0% 6/15/16 (Escrowed to Maturity)	795,000	779,084
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,805,590
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,132,640
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,156,250
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,610,867
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,336,576
Series 2009 A, 5.75% 4/1/38	2,940,000	3,307,059
Series 2010 A:
5% 4/1/25	1,000,000	1,142,740
5.25% 4/1/30	1,000,000	1,130,810
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	537,343
0% 11/1/14 (FSA Insured)	460,000	455,359
0% 11/1/16 (Escrowed to Maturity)	275,000	269,302
0% 11/1/16 (FSA Insured)	825,000	788,477
0% 11/1/19 (Escrowed to Maturity)	790,000	724,367
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/19 (FSA Insured)	$ 5,085,000	$ 4,422,780
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	989,500
		155,171,670
Indiana - 2.6%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,641,354
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,129,990
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,271,880
Series 2012:
5% 3/1/30	675,000	749,129
5% 3/1/41	1,290,000	1,399,070
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,227,340
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,431,304
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	400,000	490,536
5% 10/1/37	800,000	916,200
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	952,000
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,104,210
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,040
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,906,999
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,134,761
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	$ 660,000	$ 783,050
5% 7/1/35	500,000	578,990
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,292,967
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	769,321
		30,892,141
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,857
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,361,460
		1,432,317
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,195,697
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	370,795
5.25% 11/15/16	955,000	1,051,216
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,106,830
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	903,474
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	335,619
5% 11/15/17	500,000	577,840
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,303,477
		8,844,948
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,449,010
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,128,620
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	$ 2,500,000	$ 2,832,325
Series 2010 A, 5% 2/1/30	1,000,000	1,086,240
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	6,150,000	7,694,388
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,266,674
		18,457,257
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,796,899
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,726,928
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,000
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,788,450
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,370
Series 2012, 5% 12/1/23	2,250,000	2,636,460
0% 9/1/15 (AMBAC Insured)	700,000	654,927
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	245,000	249,099
		10,998,133
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,264,582
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,429,597
		2,694,179
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	577,885
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 450,000	$ 504,540
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,170,900
Series 2010, 5.125% 7/1/39	900,000	991,908
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	595,000	637,227
6% 1/1/38	2,800,000	3,139,416
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,085,550
		8,107,426
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,665,650
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	400,000	413,524
Series I, 6.75% 1/1/36	1,000,000	1,198,100
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,584,560
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,116,570
5.125% 7/1/38	1,000,000	1,113,510
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,005,890
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A, 5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	580,000	641,700
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	696,540
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,039
		10,446,083
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,769,232
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,226,324
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	$ 1,000,000	$ 1,262,280
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,856,364
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,700,425
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,990,026
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,196,690
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,506,370
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,761,787
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,082,390
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	587,890
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,246,729
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,100,000	1,121,274
5% 6/1/21	350,000	407,516
5% 6/1/27	500,000	555,010
5% 6/1/39	925,000	989,713
Series 2012 B, 5% 7/1/22	700,000	792,050
Series 2012, 5% 11/15/42	2,175,000	2,360,332
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,141,120
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,997,400
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	765,204
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,072,410
		31,388,536
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,706,864
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,200,920
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,289,387
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,141,899
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,483,496
Series 2003 11, 5.25% 12/1/18	1,000,000	1,028,610
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,160,750
Series 2009, 5.75% 7/1/39	1,600,000	1,802,608
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,103,850
		11,918,384
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	873,307
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	2,032,866
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.692% 12/1/17 (c)	1,100,000	1,017,742
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,460,602
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,391,257
		3,869,601
Nevada - 0.4%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,185,570
5.625% 7/1/32	3,000,000	3,546,810
		4,732,380
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	2,031,714
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	$ 1,000,000	$ 1,175,100
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,089,860
Series 2007 A, 5% 10/1/37	1,100,000	1,170,576
Series 2012:
4% 7/1/32	400,000	396,280
5% 7/1/27	500,000	557,910
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	700,000	849,079
5% 4/1/20	1,325,000	1,611,849
		8,882,368
New Jersey - 3.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	793,352
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,132,610
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,169,150
Series 2012, 5% 6/15/21	800,000	952,552
Series 2013 NN, 5% 3/1/27	16,810,000	19,919,832
Series 2013:
5% 3/1/23	2,200,000	2,735,084
5% 3/1/24	3,000,000	3,664,470
5% 3/1/25	300,000	359,202
6% 12/15/34	1,075,000	1,292,838
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	525,000	671,654
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,960,032
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,119,070
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	500,880
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,070
		37,316,796
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	$ 2,000,000	$ 2,424,320
New York - 10.9%
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,700,000	3,170,907
Series A:
5% 2/15/47	2,000,000	2,127,220
5% 2/15/47	1,200,000	1,276,332
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,564,684
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	190,645
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,782,135
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,382,080
Series 2009 I1, 5.625% 4/1/29	600,000	732,654
Series 2012 A, 5% 8/1/24	1,300,000	1,578,512
Series 2012 E, 5% 8/1/24	5,000,000	6,130,300
Series 2012 G1:
5% 4/1/25	2,500,000	3,047,775
5% 4/1/27	3,500,000	4,173,435
Series 2013 D, 5% 8/1/23	3,400,000	4,268,088
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	653,208
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	429,664
5% 6/15/38	1,300,000	1,390,480
5% 6/15/39	500,000	533,830
Series 2009 A, 5.75% 6/15/40	2,300,000	2,721,130
Series 2009 CC, 5% 6/15/34	2,100,000	2,371,089
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,417,898
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,550,410
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,693,000
Series 2012 AA, 5% 6/15/44	1,800,000	2,009,484
Series 2012 CC, 5% 6/15/45	1,400,000	1,571,598
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,213,687
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,171,470
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S3:
5.25% 1/15/34	$ 4,000,000	$ 4,671,080
5.25% 1/15/39	1,000,000	1,164,850
Series 2009 S4:
5.5% 1/15/39	850,000	1,001,462
5.75% 1/15/39	1,600,000	1,906,448
Series S1, 5% 7/15/25	1,900,000	2,307,322
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,684,616
Series 2008 B, 5.75% 3/15/36	3,400,000	4,100,298
Series 2009 A, 5% 2/15/34	1,100,000	1,272,194
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	410,000	413,624
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	200,000	218,004
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,041
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,824,000
Series 2009 B, 5% 11/15/34	1,200,000	1,355,844
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,343,156
Series 2008 A, 5.25% 11/15/36	3,700,000	4,098,342
Series 2008 C, 6.5% 11/15/28	1,000,000	1,257,880
Series 2010 D, 5.25% 11/15/40	1,400,000	1,577,772
Series 2012 D, 5% 11/15/25	4,600,000	5,492,538
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,600,320
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,740,320
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,759,065
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,272,018
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,003,920
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	$ 2,360,000	$ 2,369,204
Series 2003 B, 5.5% 6/1/18	305,000	306,257
Series 2003 B-1C:
5.5% 6/1/19	1,600,000	1,606,608
5.5% 6/1/21	5,000,000	5,020,550
5.5% 6/1/22	1,500,000	1,506,135
Series 2011:
5% 6/1/17	2,300,000	2,684,767
5% 6/1/17	2,200,000	2,568,038
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/23	1,000,000	1,254,270
		129,542,658
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,434,720
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,179,740
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	869,384
5% 11/1/30 (FSA Insured)	1,275,000	1,382,444
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,395,701
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,138,740
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,799,280
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,127,790
Series 2010 B, 5% 1/1/20	1,300,000	1,589,224
Union County Ctfs. of Prtn. 5% 6/1/18 (Pre-Refunded to 6/1/16 @ 100)	1,305,000	1,484,137
		12,966,440
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	828,225
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 2,300,000	$ 2,498,973
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,310,140
		4,637,338
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	885,944
5% 6/1/17	925,000	1,049,450
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,110,670
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,499,760
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48 (b)	2,000,000	1,977,080
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	463,388
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,684,110
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,596,350
		10,266,752
Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,856,635
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,162,980
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,320,077
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	1,775,000	1,967,659
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2013 D, 5% 10/1/33	1,100,000	1,294,370
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,699,425
		11,301,146
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,231,416
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Seroes 2009 A, 5% 11/1/39	$ 740,000	$ 810,737
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25 (Pre-Refunded to 8/1/18 @ 100)	500,000	626,565
5.75% 8/1/26 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,253,130
5.75% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	500,000	626,565
5.75% 8/1/29 (Pre-Refunded to 8/1/18 @ 100)	500,000	626,565
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,240,850
		6,415,828
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	959,106
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,233,397
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,358,288
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	634,470
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	372,850
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	466,066
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	490,404
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	974,440
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	708,312
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,123,488
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,690,256
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	503,035
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,771
Ninth Series, 5.25% 8/1/40	800,000	859,704
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	699,306
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 200,000	$ 213,600
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,086,650
		18,527,143
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,020,650
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	636,036
5.75%, tender 7/1/17 (c)	1,100,000	1,176,527
Series N, 5.5% 7/1/22	1,100,000	1,123,254
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	209,000
Series 2009 A, 6% 8/1/42	1,400,000	1,529,822
		5,695,289
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,063,330
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	1,515,000	1,562,147
		2,625,477
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,175,110
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,166,996
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,608,642
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,075,290
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,128,575
Series 2012 C, 5% 12/1/18	1,000,000	1,212,840
Series 2012 D, 5% 12/1/43	3,300,000	3,709,332
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.): - continued Series 2009 B, 5.25% 1/1/39	$ 5,000,000	$ 5,830,600
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,126,340
		20,033,725
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/42	1,500,000	1,665,060
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,026,220
5% 12/15/15	1,500,000	1,641,090
5% 12/15/16	1,500,000	1,667,310
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,105,910
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,980,482
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,947,152
		9,368,164
Texas - 11.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,336,140
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,208,850
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,571,700
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	331,935
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,732,225
Series 2008A, 5.25% 2/1/23	2,240,000	2,663,965
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,950,384
5.25% 7/15/18 (FSA Insured)	1,000,000	1,169,860
Corsicana Independent School District 5.125% 2/15/28 (Pre-Refunded to 2/15/15 @ 100)	1,015,000	1,102,412
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,372,266
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	$ 3,785,000	$ 4,368,458
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,647,575
Series 2009 A, 5% 11/1/24	1,000,000	1,126,730
Series A, 5% 11/1/42	3,000,000	3,331,980
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	371,166
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,677,684
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,472,592
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,210
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	2,500,000	2,790,975
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,394,475
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	9,035,680
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	774,290
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,200,000	1,606,656
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,090,260
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,443,425
Series 2012 A, 5% 7/1/23 (d)	600,000	711,318
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	400,000	445,824
Houston Independent School District Series 2005 A, 0% 2/15/16	1,700,000	1,666,323
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	965,510
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District: - continued
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,943,874
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,081,320
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	978,747
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	783,020
Lampasas Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/16 @ 100)	550,000	621,951
5.25% 2/15/32 (Pre-Refunded to 2/15/16 @ 100)	450,000	510,210
Lewisville Independent School District 0% 8/15/19	2,340,000	2,124,977
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,197,438
Longview Independent School District 5% 2/15/37	1,000,000	1,145,750
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	219,561
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	27,744
Mansfield Independent School District 5.5% 2/15/17	25,000	25,103
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,129,780
Series 2008 A, 6% 1/1/24	2,000,000	2,367,980
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,224,289
Series 2009 A, 6.25% 1/1/39	1,800,000	2,089,188
Series 2011 A:
5.5% 9/1/41	500,000	592,700
6% 9/1/41	1,200,000	1,486,440
Series 2011 D, 5% 9/1/28	2,300,000	2,705,214
Northwest Texas Independent School District 5.5% 8/15/21	170,000	170,330
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	433,736
5.375% 8/15/37	2,000,000	2,266,900
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,836,350
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,893,475
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,170,190
Series 2012, 5.25% 2/1/25	800,000	1,043,568
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,266,850
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	$ 2,300,000	$ 2,665,470
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	466,964
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,542,182
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,315,050
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,372,950
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	500,000	506,720
5% 8/15/36	1,000,000	1,126,710
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,592,955
Series 2006 A, 5% 4/1/29	560,000	641,754
Series 2006, 5% 4/1/27	1,000,000	1,115,390
Series 2008, 5% 4/1/25	800,000	941,208
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,076,999
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,735,470
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,468,944
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,526,027
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	604,662
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,156,380
5% 4/1/23	1,500,000	1,730,805
5% 4/1/25	600,000	690,828
5% 4/1/26	800,000	919,440
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,856,048
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	1,000,000	1,114,780
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Waller Independent School District:
5.5% 2/15/28	$ 1,670,000	$ 1,951,929
5.5% 2/15/37	2,100,000	2,415,000
		133,735,218
Utah - 0.3%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	1,014,042
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,141,900
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,384,332
		3,540,274
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,914,366
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,096,160
		4,010,526
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,113,120
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,850,850
		5,963,970
Washington - 3.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	925,410
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,043,520
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,052,317
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,220,380
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,225,896
Series 2009, 5.25% 1/1/42	1,000,000	1,156,870
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.: - continued
Series 2010, 5% 1/1/50	$ 1,300,000	$ 1,438,996
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,069,620
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
Series 2013 B, 5% 12/1/27	1,500,000	1,739,115
5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,290
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,108,596
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,127,710
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,680,250
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,155,100
Series 2010 A, 5% 8/15/18	2,295,000	2,619,949
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,126,700
Series 2012 A, 5% 10/1/24	3,300,000	4,034,415
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,600,564
5.7% 7/1/38	2,270,000	2,491,802
		40,844,500
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,112,150
Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	557,135
5.75% 7/1/30	500,000	577,195
Series 2013 B, 5% 7/1/36	800,000	892,408
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,062,640
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	805,653
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012, 5% 6/1/39	$ 190,000	$ 206,298
Series 2013, 5% 8/15/25	1,300,000	1,516,008
		5,617,337
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,962,616
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,075,055,630)	1,185,815,316
NET OTHER ASSETS (LIABILITIES) - 0.6%	7,424,266
NET ASSETS - 100%	$ 1,193,239,582
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.1%
Health Care	21.1%
Transportation	9.3%
Water & Sewer	9.2%
Electric Utilities	7.8%
Special Tax	7.8%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,075,055,630)		$ 1,185,815,316
Cash		2,823,364
Receivable for fund shares sold		1,173,364
Interest receivable		15,131,765
Prepaid expenses		912
Receivable from investment adviser for expense reductions		178
Other receivables		1,892
Total assets		1,204,946,791

Liabilities
Payable for investments purchased Regular delivery	$ 5,863,261
Delayed delivery	1,935,820
Payable for fund shares redeemed	1,802,384
Distributions payable	1,000,136
Accrued management fee	360,767
Distribution and service plan fees payable	274,922
Other affiliated payables	443,353
Other payables and accrued expenses	26,566
Total liabilities		11,707,209

Net Assets		$ 1,193,239,582
Net Assets consist of:
Paid in capital		$ 1,077,832,358
Undistributed net investment income		600,565
Accumulated undistributed net realized gain (loss) on investments		4,046,973
Net unrealized appreciation (depreciation) on investments		110,759,686
Net Assets		$ 1,193,239,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($424,824,323 ÷ 30,768,381 shares)	$ 13.81

Maximum offering price per share (100/96.00 of $13.81)	$ 14.39
Class T: Net Asset Value and redemption price per share ($245,673,139 ÷ 17,742,735 shares)	$ 13.85

Maximum offering price per share (100/96.00 of $13.85)	$ 14.43
Class B: Net Asset Value and offering price per share ($9,307,268 ÷ 676,131 shares)A	$ 13.77

Class C: Net Asset Value and offering price per share ($154,712,128 ÷ 11,179,660 shares)A	$ 13.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($358,722,724 ÷ 26,111,139 shares)	$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Interest		$ 24,206,340

Expenses
Management fee	$ 2,209,460
Transfer agent fees	769,284
Distribution and service plan fees	1,677,034
Accounting fees and expenses	120,388
Custodian fees and expenses	7,884
Independent trustees' compensation	2,274
Registration fees	57,482
Audit	27,039
Legal	2,271
Miscellaneous	4,667
Total expenses before reductions	4,877,783
Expense reductions	(5,932)	4,871,851
Net investment income (loss)		19,334,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,137,667
Change in net unrealized appreciation (depreciation) on investment securities		2,013,464
Net gain (loss)		6,151,131
Net increase (decrease) in net assets resulting from operations		$ 25,485,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,334,489	$ 38,407,738
Net realized gain (loss)	4,137,667	1,175,916
Change in net unrealized appreciation (depreciation)	2,013,464	63,718,880
Net increase (decrease) in net assets resulting from operations	25,485,620	103,302,534
Distributions to shareholders from net investment income	(19,275,558)	(38,200,799)
Distributions to shareholders from net realized gain	(355,650)	(162,406)
Total distributions	(19,631,208)	(38,363,205)
Share transactions - net increase (decrease)	(20,076,417)	98,354,483
Total increase (decrease) in net assets	(14,222,005)	163,293,812

Net Assets
Beginning of period	1,207,461,587	1,044,167,775
End of period (including undistributed net investment income of $600,565 and undistributed net investment income of $541,634, respectively)	$ 1,193,239,582	$ 1,207,461,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.222	.460	.479	.465	.479	.476
Net realized and unrealized gain (loss)	.073	.789	(.041)	.450	.991	(1.094)
Total from investment operations	.295	1.249	.438	.915	1.470	(.618)
Distributions from net investment income	(.221)	(.457)	(.478)	(.465)	(.480)	(.477)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.225)	(.459)	(.478)	(.465)	(.480)	(.552)
Net asset value, end of period	$ 13.81	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55
Total Return B, C, D	2.16%	9.77%	3.53%	7.42%	12.96%	(5.06)%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.77%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.78% A	.77%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.78% A	.77%	.77%	.78%	.79%	.74%
Net investment income (loss)	3.25% A	3.42%	3.80%	3.64%	3.96%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,824	$ 430,231	$ 368,789	$ 448,794	$ 403,580	$ 235,466
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.223	.462	.481	.467	.481	.480
Net realized and unrealized gain (loss)	.082	.778	(.032)	.449	.990	(1.098)
Total from investment operations	.305	1.240	.449	.916	1.471	(.618)
Distributions from net investment income	(.221)	(.458)	(.479)	(.466)	(.481)	(.477)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.225)	(.460)	(.479)	(.466)	(.481)	(.552)
Net asset value, end of period	$ 13.85	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58
Total Return B, C, D	2.23%	9.67%	3.61%	7.41%	12.94%	(5.05)%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.76%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.77% A	.76%	.76%	.77%	.78%	.74%
Net investment income (loss)	3.25% A	3.42%	3.80%	3.65%	3.97%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,673	$ 247,622	$ 225,908	$ 253,136	$ 256,358	$ 233,891
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69
Income from Investment Operations
Net investment income (loss) E	.176	.367	.393	.379	.397	.396
Net realized and unrealized gain (loss)	.083	.772	(.040)	.451	.993	(1.096)
Total from investment operations	.259	1.139	.353	.830	1.390	(.700)
Distributions from net investment income	(.175)	(.367)	(.393)	(.380)	(.400)	(.395)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.179)	(.369)	(.393)	(.380)	(.400)	(.470)
Net asset value, end of period	$ 13.77	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52
Total Return B, C, D	1.90%	8.90%	2.85%	6.73%	12.26%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.45%	1.46%	1.45%	1.45%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.45% A	1.45%	1.45%	1.44%	1.45%	1.40%
Net investment income (loss)	2.58% A	2.74%	3.12%	2.98%	3.30%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,307	$ 11,187	$ 12,983	$ 19,838	$ 26,607	$ 31,611
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74
Income from Investment Operations
Net investment income (loss) E	.170	.358	.383	.370	.390	.384
Net realized and unrealized gain (loss)	.072	.788	(.042)	.448	.999	(1.096)
Total from investment operations	.242	1.146	.341	.818	1.389	(.712)
Distributions from net investment income	(.168)	(.354)	(.381)	(.368)	(.389)	(.383)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.172)	(.356)	(.381)	(.368)	(.389)	(.458)
Net asset value, end of period	$ 13.84	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57
Total Return B, C, D	1.77%	8.92%	2.74%	6.60%	12.19%	(5.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.53%	1.53%	1.49%
Net investment income (loss)	2.48% A	2.65%	3.03%	2.89%	3.22%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,712	$ 155,834	$ 130,949	$ 151,847	$ 133,834	$ 72,444
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67
Income from Investment Operations
Net investment income (loss) D	.237	.490	.505	.492	.506	.504
Net realized and unrealized gain (loss)	.074	.782	(.039)	.443	.993	(1.093)
Total from investment operations	.311	1.272	.466	.935	1.499	(.589)
Distributions from net investment income	(.237)	(.490)	(.506)	(.495)	(.509)	(.506)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.241)	(.492)	(.506)	(.495)	(.509)	(.581)
Net asset value, end of period	$ 13.74	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50
Total Return B, C	2.29%	10.00%	3.79%	7.62%	13.29%	(4.86)%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.53%	.54%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.54% A	.53%	.54%	.55%	.55%	.54%
Expenses net of all reductions	.54% A	.53%	.54%	.55%	.55%	.50%
Net investment income (loss)	3.48% A	3.66%	4.02%	3.87%	4.20%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,723	$ 362,588	$ 305,538	$ 399,826	$ 244,761	$ 164,402
Portfolio turnover rate F	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 111,620,854
Gross unrealized depreciation	(429,721)
Net unrealized appreciation (depreciation) on securities and other investments	$ 111,191,133

Tax cost	$ 1,074,624,183

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,827,351 and $120,244,308, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 540,398	$ 17,737
Class T	-%	.25%	308,986	783
Class B	.65%	.25%	46,139	33,395
Class C	.75%	.25%	781,511	139,792
			$ 1,677,034	$ 191,707

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,792
Class T	6,037
Class B*	8,551
Class C*	7,361
$ 57,741

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 262,201.12
Class T	143,273.12
Class B	7,724.15
Class C	105,871.14
Institutional Class	250,215.14
	$ 769,284

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,588 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class B	1.45%	$ 694

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,232 and $6, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 6,937,565	$ 13,646,644
Class T	3,957,856	8,115,639
Class B	131,118	340,660

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class C	$ 1,904,440	$ 3,775,325
Institutional Class	6,344,579	12,322,531
Total	$ 19,275,558	$ 38,200,799
From net realized gain
Class A	$ 127,081	$ 58,057
Class T	72,168	34,962
Class B	3,137	2,005
Class C	45,636	20,220
Institutional Class	107,628	47,162
Total	$ 355,650	$ 162,406

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	2,941,089	7,218,621	$ 40,562,713	$ 97,171,715
Reinvestment of distributions	351,746	680,401	4,849,011	9,177,511
Shares redeemed	(3,847,470)	(5,044,908)	(52,893,706)	(67,932,371)
Net increase (decrease)	(554,635)	2,854,114	$ (7,481,982)	$ 38,416,855
Class T
Shares sold	957,397	2,121,366	$ 13,250,741	$ 28,613,263
Reinvestment of distributions	213,695	432,014	2,954,037	5,841,731
Shares redeemed	(1,406,451)	(1,967,781)	(19,417,368)	(26,583,449)
Net increase (decrease)	(235,359)	585,599	$ (3,212,590)	$ 7,871,545
Class B
Shares sold	29,406	63,948	$ 404,977	$ 852,907
Reinvestment of distributions	6,273	15,986	86,231	214,675
Shares redeemed	(176,407)	(268,192)	(2,424,818)	(3,607,903)
Net increase (decrease)	(140,728)	(188,258)	$ (1,933,610)	$ (2,540,321)

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	1,052,209	2,537,829	$ 14,541,797	$ 34,233,722
Reinvestment of distributions	95,111	185,320	1,314,115	2,505,463
Shares redeemed	(1,287,776)	(1,489,924)	(17,773,222)	(20,047,596)
Net increase (decrease)	(140,456)	1,233,225	$ (1,917,310)	$ 16,691,589
Institutional Class
Shares sold	4,408,347	8,176,603	$ 60,453,539	$ 109,365,273
Reinvestment of distributions	290,622	516,418	3,985,726	6,932,866
Shares redeemed	(5,116,116)	(5,862,866)	(69,970,190)	(78,383,324)
Net increase (decrease)	(417,147)	2,830,155	$ (5,530,925)	$ 37,914,815

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

HIM-USAN-0613
1.784901.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,021.60	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,022.30	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class B	1.45%
Actual		$ 1,000.00	$ 1,019.00	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,017.70	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,022.90	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.3	17.8
Illinois	13.0	12.2
Texas	11.2	11.7
New York	10.9	11.4
Florida	8.0	7.1
Top Five Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.1	33.1
Health Care	21.1	19.4
Transportation	9.3	9.3
Water & Sewer	9.2	9.5
Electric Utilities	7.8	7.6
Weighted Average Maturity as of April 30, 2013
		6 months ago
Years	6.1	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2013
6 months ago
Years	7.3	7.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
AAA 7.5%	AAA 8.5%
AA,A 81.2%	AA,A 80.0%
BBB 7.8%	BBB 8.6%
BB and Below 0.7%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 547,242
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,186,920
		1,734,162
Arizona - 2.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,181,810
5.25% 10/1/20 (FSA Insured)	1,600,000	1,917,792
5.25% 10/1/21 (FSA Insured)	850,000	1,015,436
5.25% 10/1/26 (FSA Insured)	500,000	582,585
5.25% 10/1/28 (FSA Insured)	1,600,000	1,843,760
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,574,850
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,419,336
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,052,630
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,620,171
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,511,583
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	776,881
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,124,610
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,620,000	2,027,965
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,164,760
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	595,000
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,198,050
5.25% 12/1/22	1,500,000	1,760,010
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	225,410
		24,592,639
California - 17.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,852,176
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources (Central Valley Proj.) Series AL, 5% 12/1/19	$ 2,500,000	$ 3,111,650
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,210,400
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,683,332
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,121
Series 2013:
5.25% 2/1/16	220,000	222,614
5.25% 2/1/24 (Pre-Refunded to 8/1/13 @ 100)	70,000	70,874
5.25% 2/1/28	610,000	616,332
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	145,000	146,810
5% 11/1/24	2,400,000	2,762,640
5% 6/1/27 (AMBAC Insured)	600,000	638,544
5% 9/1/27	1,410,000	1,575,435
5% 3/1/31	1,800,000	1,965,366
5% 9/1/31	1,500,000	1,661,520
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	881,512
5% 9/1/32	1,600,000	1,766,800
5% 9/1/33	1,800,000	1,987,038
5% 9/1/35	580,000	636,127
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	600,000	614,778
5.25% 2/1/24	240,000	242,522
5.25% 12/1/33	20,000	20,900
5.25% 4/1/35	2,200,000	2,552,770
5.25% 3/1/38	3,900,000	4,367,805
5.25% 11/1/40	700,000	799,960
5.5% 8/1/27	2,100,000	2,495,241
5.5% 8/1/29	2,800,000	3,306,940
5.5% 8/1/30	2,000,000	2,339,200
5.5% 11/1/33	4,205,000	4,289,226
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	1,195,000	1,226,644
5.5% 3/1/40	1,000,000	1,183,750
5.6% 3/1/36	400,000	479,596
6% 3/1/33	4,250,000	5,283,770
6% 4/1/38	5,300,000	6,332,599
6% 11/1/39	11,700,000	14,164,137
6.5% 4/1/33	3,850,000	4,779,737
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	750,000	808,253
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.): - continued
Series 2009 E, 5.625% 7/1/25	$ 2,000,000	$ 2,352,260
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,117,824
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	32,485
6.5% 10/1/38	1,375,000	1,660,216
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,220,000	1,429,852
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,010,925
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,109,638
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,051,700
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,000,000
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,113,980
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,805,624
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,875,200
5% 11/1/21	1,760,000	2,024,282
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,084,610
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,121,770
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,064,922
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,544,743
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,813,488
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,058,915
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	776,276
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,800,981
Series 2005 H, 5% 6/1/18	1,425,000	1,550,543
Series 2009 G1, 5.75% 10/1/30	600,000	707,826
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I:
6.125% 11/1/29	$ 400,000	$ 497,540
6.375% 11/1/34	1,000,000	1,241,800
Series 2010 A, 5.75% 3/1/30	1,000,000	1,173,310
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	4,023,322
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,137,200
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,325,324
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,383,034
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,828
5.75% 1/15/40	600,000	600,546
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,370,678
5% 6/1/45	1,000,000	1,042,850
5% 6/1/45 (FSA Insured)	105,000	109,738
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,216,920
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,683,250
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	326,061
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,691,408
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,428,460
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,088,690
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,121,900
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,051,190
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,969,875
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	$ 1,815,000	$ 2,103,948
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	434,390
Series B, 0% 8/1/39	3,700,000	1,087,615
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,963,539
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	425,176
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,601,060
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	400,000	511,028
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,290,380
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,080,450
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,548,700
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,411,974
Series 2008 E:
0% 7/1/47 (a)	1,300,000	572,767
0% 7/1/49	4,600,000	833,520
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,287,363
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	364,515
Series A, 5% 8/1/38	1,000,000	1,113,380
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	871,970
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	431,884
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	7,015,806
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	311,244
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	856,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 655,000	$ 656,683
5.5% 5/15/20 (AMBAC Insured)	740,000	741,613
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,564,911
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	140,000	154,568
Series 2009 O:
5.25% 5/15/39	500,000	583,565
5.75% 5/15/30	5,985,000	7,213,062
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,178,860
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,217,282
Series A, 5% 7/1/15	1,025,000	1,104,407
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	799,834
Series 2012, 5% 8/1/26	2,000,000	2,340,120
		206,771,537
Colorado - 1.0%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,062,300
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,304,120
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	875,162
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,148,680
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	527,883
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	600,000	691,860
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,149,348
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,174,185
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 449,460
Series 2010 C, 5.25% 9/1/25	1,000,000	1,119,060
		11,502,058
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,419,380
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,363,166
		5,782,546
District Of Columbia - 1.7%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,140,451
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,793,264
Series B, 4.75% 6/1/32	500,000	538,870
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,405,632
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,013,460
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,050,034
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,906,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	797,881
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,008,090
		19,654,182
Florida - 8.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,129,430
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,152,010
Series 2012 A, 5% 7/1/24	4,400,000	5,239,960
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,760,580
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,684,320
5% 6/1/17 (FSA Insured)	1,000,000	1,158,560
Series 2011 A1, 5% 6/1/20	1,000,000	1,208,790
Series 2012 A1, 5% 6/1/21	1,500,000	1,822,860
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,540,000	3,030,576
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	608,232
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,968,948
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	918,904
Series 2006 D, 5% 6/1/37	1,790,000	2,031,614
Series 2006 E, 5% 6/1/35	700,000	806,134
Series 2011 E, 5% 6/1/27	1,200,000	1,431,732
Series A, 5.5% 6/1/38	400,000	475,804
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,056,520
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,224,548
Series 2012 A, 5% 7/1/25	1,600,000	1,953,008
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	713,994
Series A, 6.25% 10/1/31	500,000	607,445
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	838,752
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	763,207
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	531,351
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	77,976
Series 2006 G:
5% 11/15/16	95,000	108,837
5% 11/15/16 (Escrowed to Maturity)	5,000	5,749
5.125% 11/15/18	965,000	1,097,803
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	40,396
Series 2008 B, 6% 11/15/37	2,000,000	2,354,860
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series B:
5% 11/15/14	$ 875,000	$ 936,329
5% 11/15/14 (Escrowed to Maturity)	125,000	133,821
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,071,546
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,444,670
5% 7/1/19	2,230,000	2,463,816
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	957,645
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,416,640
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	666,391
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,063,340
Series 2009 B, 5% 10/1/18	4,790,000	4,977,624
Series Three 2010 D, 5% 10/1/38	1,600,000	1,784,608
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,196,420
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,182,405
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,713,690
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,183,950
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,593,802
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,296,701
5% 10/1/22 (d)	1,000,000	1,213,150
5% 10/1/31 (d)	1,500,000	1,666,335
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	889,073
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,176,580
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,311,280
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,059,120
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,288,874
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 1,000,000	$ 1,147,560
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	606,785
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,275,780
Series 2012 A, 5% 10/1/24	700,000	895,202
Series 2013 A:
5% 10/1/24	1,100,000	1,406,746
5% 10/1/25	900,000	1,150,965
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	543,095
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,605,492
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,700,006
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	478,085
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,529,630
		95,830,056
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,746,070
6.25% 11/1/39	3,500,000	4,320,085
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,328,436
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,413,356
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	932,118
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,525,284
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,642,200
6.125% 9/1/40	1,305,000	1,526,498
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,852,149
Series C, 5% 1/1/22	1,400,000	1,718,696
Series GG, 5% 1/1/23	800,000	994,768
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	$ 300,000	$ 328,311
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,106,170
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,924,450
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,887,378
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,957,448
		33,203,417
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,402,000
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,708,372
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,411,104
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	474,200
		3,593,676
Illinois - 13.0%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,238,458
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	895,930
Series 2012 A, 5% 12/1/42	3,400,000	3,699,268
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,915,831
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,176,796
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,039
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,160
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,405,000	$ 1,535,876
Series 2011 C, 6.5% 1/1/41	2,300,000	2,959,962
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,499,784
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,562,274
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	733,663
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	465,915
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,237,240
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	322,797
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,160,450
Series 2010 A, 5.25% 11/15/33	3,250,000	3,664,993
Series 2012 C:
5% 11/15/24	1,700,000	2,034,594
5% 11/15/25	2,600,000	3,082,846
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,281,698
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,749,616
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,188,340
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,323,108
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,436,513
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,430,000	1,572,314
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,708,517
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,104,067
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,724,166
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	$ 5,000,000	$ 5,932,450
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,131,919
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,799,940
Series 2009 D, 6.625% 11/1/39	1,445,000	1,733,942
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,184,020
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,215,000	3,522,193
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,208,251
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,317,920
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,270,159
Series 2008 A, 5.625% 1/1/37	4,810,000	5,355,214
Series 2009 A, 7.25% 11/1/38	230,000	282,974
Series 2009:
6.875% 8/15/38	80,000	95,554
7% 8/15/44	285,000	340,629
Series 2010 A:
5.5% 8/15/24	540,000	620,849
5.75% 8/15/29	360,000	412,254
Series 2010, 5.25% 8/15/36	1,335,000	1,446,499
Series 2012 A:
5% 5/15/20	500,000	576,325
5% 5/15/23	300,000	344,352
Series 2012:
4% 9/1/32	900,000	892,773
5% 9/1/32	1,900,000	2,093,249
5% 9/1/38	300,000	322,905
5% 11/15/43	820,000	878,409
Series 2013, 5% 5/15/43	1,300,000	1,375,491
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,140
Series 2006:
5% 1/1/19	1,000,000	1,157,470
5.5% 1/1/31	1,000,000	1,201,370
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 500,000	$ 566,730
5% 1/1/23 (FSA Insured)	1,300,000	1,443,442
Series 2012 A, 5% 1/1/33	800,000	860,456
Series 2012:
5% 8/1/19	465,000	542,334
5% 8/1/21	400,000	470,160
5% 3/1/23	1,000,000	1,146,540
5% 3/1/36	1,000,000	1,065,280
Series 2013, 5% 1/1/22	2,175,000	2,441,372
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,153,520
5.25% 5/15/32 (FSA Insured)	360,000	387,634
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	601,056
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	767,172
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,718,440
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	938,980
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,438,437
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	229,280
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	719,024
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,432,881
Lake County Forest Preservation District Series 2007 A, 0.538% 12/15/13 (c)	440,000	440,431
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	557,288
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	738,420
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	864,708
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2012 B:
0% 12/15/51	$ 2,900,000	$ 430,679
5% 6/15/52	3,500,000	3,832,220
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,330,912
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	936,863
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,144,306
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	379,998
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,827,162
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,235,743
0% 6/15/45 (FSA Insured)	2,600,000	549,224
0% 6/15/46 (FSA Insured)	1,115,000	223,680
0% 6/15/47 (FSA Insured)	890,000	170,088
0% 6/15/16 (Escrowed to Maturity)	795,000	779,084
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,805,590
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,132,640
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,156,250
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,610,867
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,336,576
Series 2009 A, 5.75% 4/1/38	2,940,000	3,307,059
Series 2010 A:
5% 4/1/25	1,000,000	1,142,740
5.25% 4/1/30	1,000,000	1,130,810
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	537,343
0% 11/1/14 (FSA Insured)	460,000	455,359
0% 11/1/16 (Escrowed to Maturity)	275,000	269,302
0% 11/1/16 (FSA Insured)	825,000	788,477
0% 11/1/19 (Escrowed to Maturity)	790,000	724,367
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/19 (FSA Insured)	$ 5,085,000	$ 4,422,780
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	989,500
		155,171,670
Indiana - 2.6%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,641,354
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,129,990
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,271,880
Series 2012:
5% 3/1/30	675,000	749,129
5% 3/1/41	1,290,000	1,399,070
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,227,340
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,431,304
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	400,000	490,536
5% 10/1/37	800,000	916,200
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	952,000
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,104,210
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,040
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,906,999
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,134,761
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	$ 660,000	$ 783,050
5% 7/1/35	500,000	578,990
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,292,967
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	769,321
		30,892,141
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,857
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,361,460
		1,432,317
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,195,697
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	370,795
5.25% 11/15/16	955,000	1,051,216
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,106,830
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	903,474
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	335,619
5% 11/15/17	500,000	577,840
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,303,477
		8,844,948
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,449,010
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,128,620
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	$ 2,500,000	$ 2,832,325
Series 2010 A, 5% 2/1/30	1,000,000	1,086,240
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	6,150,000	7,694,388
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,266,674
		18,457,257
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,796,899
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,726,928
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,000
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,788,450
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,370
Series 2012, 5% 12/1/23	2,250,000	2,636,460
0% 9/1/15 (AMBAC Insured)	700,000	654,927
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	245,000	249,099
		10,998,133
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,264,582
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,429,597
		2,694,179
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	577,885
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	$ 450,000	$ 504,540
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,170,900
Series 2010, 5.125% 7/1/39	900,000	991,908
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	595,000	637,227
6% 1/1/38	2,800,000	3,139,416
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,085,550
		8,107,426
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,665,650
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	400,000	413,524
Series I, 6.75% 1/1/36	1,000,000	1,198,100
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,584,560
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,116,570
5.125% 7/1/38	1,000,000	1,113,510
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,005,890
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A, 5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	580,000	641,700
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	696,540
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,039
		10,446,083
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,769,232
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,226,324
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	$ 1,000,000	$ 1,262,280
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,856,364
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,700,425
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,990,026
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,196,690
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,506,370
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,761,787
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,082,390
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	587,890
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,246,729
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,100,000	1,121,274
5% 6/1/21	350,000	407,516
5% 6/1/27	500,000	555,010
5% 6/1/39	925,000	989,713
Series 2012 B, 5% 7/1/22	700,000	792,050
Series 2012, 5% 11/15/42	2,175,000	2,360,332
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,141,120
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,997,400
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	765,204
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,072,410
		31,388,536
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,706,864
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,200,920
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,289,387
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,141,899
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,483,496
Series 2003 11, 5.25% 12/1/18	1,000,000	1,028,610
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,160,750
Series 2009, 5.75% 7/1/39	1,600,000	1,802,608
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,103,850
		11,918,384
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	873,307
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	2,032,866
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.692% 12/1/17 (c)	1,100,000	1,017,742
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,460,602
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,391,257
		3,869,601
Nevada - 0.4%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,185,570
5.625% 7/1/32	3,000,000	3,546,810
		4,732,380
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	2,031,714
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	$ 1,000,000	$ 1,175,100
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,089,860
Series 2007 A, 5% 10/1/37	1,100,000	1,170,576
Series 2012:
4% 7/1/32	400,000	396,280
5% 7/1/27	500,000	557,910
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	700,000	849,079
5% 4/1/20	1,325,000	1,611,849
		8,882,368
New Jersey - 3.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	793,352
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,132,610
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,169,150
Series 2012, 5% 6/15/21	800,000	952,552
Series 2013 NN, 5% 3/1/27	16,810,000	19,919,832
Series 2013:
5% 3/1/23	2,200,000	2,735,084
5% 3/1/24	3,000,000	3,664,470
5% 3/1/25	300,000	359,202
6% 12/15/34	1,075,000	1,292,838
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	525,000	671,654
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,960,032
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,119,070
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	500,880
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,046,070
		37,316,796
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	$ 2,000,000	$ 2,424,320
New York - 10.9%
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,700,000	3,170,907
Series A:
5% 2/15/47	2,000,000	2,127,220
5% 2/15/47	1,200,000	1,276,332
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,564,684
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	190,645
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,782,135
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,382,080
Series 2009 I1, 5.625% 4/1/29	600,000	732,654
Series 2012 A, 5% 8/1/24	1,300,000	1,578,512
Series 2012 E, 5% 8/1/24	5,000,000	6,130,300
Series 2012 G1:
5% 4/1/25	2,500,000	3,047,775
5% 4/1/27	3,500,000	4,173,435
Series 2013 D, 5% 8/1/23	3,400,000	4,268,088
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	653,208
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	429,664
5% 6/15/38	1,300,000	1,390,480
5% 6/15/39	500,000	533,830
Series 2009 A, 5.75% 6/15/40	2,300,000	2,721,130
Series 2009 CC, 5% 6/15/34	2,100,000	2,371,089
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,417,898
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,550,410
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,693,000
Series 2012 AA, 5% 6/15/44	1,800,000	2,009,484
Series 2012 CC, 5% 6/15/45	1,400,000	1,571,598
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,213,687
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,171,470
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S3:
5.25% 1/15/34	$ 4,000,000	$ 4,671,080
5.25% 1/15/39	1,000,000	1,164,850
Series 2009 S4:
5.5% 1/15/39	850,000	1,001,462
5.75% 1/15/39	1,600,000	1,906,448
Series S1, 5% 7/15/25	1,900,000	2,307,322
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,684,616
Series 2008 B, 5.75% 3/15/36	3,400,000	4,100,298
Series 2009 A, 5% 2/15/34	1,100,000	1,272,194
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	410,000	413,624
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	200,000	218,004
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,041
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,824,000
Series 2009 B, 5% 11/15/34	1,200,000	1,355,844
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,343,156
Series 2008 A, 5.25% 11/15/36	3,700,000	4,098,342
Series 2008 C, 6.5% 11/15/28	1,000,000	1,257,880
Series 2010 D, 5.25% 11/15/40	1,400,000	1,577,772
Series 2012 D, 5% 11/15/25	4,600,000	5,492,538
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,600,320
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,740,320
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,759,065
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,272,018
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,003,920
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	$ 2,360,000	$ 2,369,204
Series 2003 B, 5.5% 6/1/18	305,000	306,257
Series 2003 B-1C:
5.5% 6/1/19	1,600,000	1,606,608
5.5% 6/1/21	5,000,000	5,020,550
5.5% 6/1/22	1,500,000	1,506,135
Series 2011:
5% 6/1/17	2,300,000	2,684,767
5% 6/1/17	2,200,000	2,568,038
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/23	1,000,000	1,254,270
		129,542,658
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,434,720
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,179,740
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	869,384
5% 11/1/30 (FSA Insured)	1,275,000	1,382,444
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,395,701
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,138,740
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,799,280
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,127,790
Series 2010 B, 5% 1/1/20	1,300,000	1,589,224
Union County Ctfs. of Prtn. 5% 6/1/18 (Pre-Refunded to 6/1/16 @ 100)	1,305,000	1,484,137
		12,966,440
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	828,225
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 2,300,000	$ 2,498,973
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,310,140
		4,637,338
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	885,944
5% 6/1/17	925,000	1,049,450
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,110,670
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,499,760
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48 (b)	2,000,000	1,977,080
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	463,388
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,684,110
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,596,350
		10,266,752
Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,856,635
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,162,980
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,320,077
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	1,775,000	1,967,659
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2013 D, 5% 10/1/33	1,100,000	1,294,370
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,699,425
		11,301,146
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,231,416
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Seroes 2009 A, 5% 11/1/39	$ 740,000	$ 810,737
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25 (Pre-Refunded to 8/1/18 @ 100)	500,000	626,565
5.75% 8/1/26 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,253,130
5.75% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	500,000	626,565
5.75% 8/1/29 (Pre-Refunded to 8/1/18 @ 100)	500,000	626,565
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,240,850
		6,415,828
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	959,106
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,233,397
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,358,288
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	634,470
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	372,850
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	466,066
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	490,404
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	974,440
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	708,312
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,123,488
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,690,256
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	503,035
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,771
Ninth Series, 5.25% 8/1/40	800,000	859,704
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	699,306
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 200,000	$ 213,600
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,086,650
		18,527,143
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,020,650
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	636,036
5.75%, tender 7/1/17 (c)	1,100,000	1,176,527
Series N, 5.5% 7/1/22	1,100,000	1,123,254
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	209,000
Series 2009 A, 6% 8/1/42	1,400,000	1,529,822
		5,695,289
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,063,330
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	1,515,000	1,562,147
		2,625,477
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,175,110
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,166,996
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,608,642
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,075,290
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,128,575
Series 2012 C, 5% 12/1/18	1,000,000	1,212,840
Series 2012 D, 5% 12/1/43	3,300,000	3,709,332
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.): - continued Series 2009 B, 5.25% 1/1/39	$ 5,000,000	$ 5,830,600
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,126,340
		20,033,725
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/42	1,500,000	1,665,060
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,026,220
5% 12/15/15	1,500,000	1,641,090
5% 12/15/16	1,500,000	1,667,310
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,105,910
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,980,482
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,947,152
		9,368,164
Texas - 11.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,336,140
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,208,850
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,571,700
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	331,935
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,732,225
Series 2008A, 5.25% 2/1/23	2,240,000	2,663,965
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,950,384
5.25% 7/15/18 (FSA Insured)	1,000,000	1,169,860
Corsicana Independent School District 5.125% 2/15/28 (Pre-Refunded to 2/15/15 @ 100)	1,015,000	1,102,412
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,372,266
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	$ 3,785,000	$ 4,368,458
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,647,575
Series 2009 A, 5% 11/1/24	1,000,000	1,126,730
Series A, 5% 11/1/42	3,000,000	3,331,980
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	371,166
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,677,684
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,472,592
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,210
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	2,500,000	2,790,975
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,394,475
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	9,035,680
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	774,290
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,200,000	1,606,656
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,090,260
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,443,425
Series 2012 A, 5% 7/1/23 (d)	600,000	711,318
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	400,000	445,824
Houston Independent School District Series 2005 A, 0% 2/15/16	1,700,000	1,666,323
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	965,510
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Humble Independent School District: - continued
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,943,874
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,081,320
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	978,747
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	783,020
Lampasas Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/16 @ 100)	550,000	621,951
5.25% 2/15/32 (Pre-Refunded to 2/15/16 @ 100)	450,000	510,210
Lewisville Independent School District 0% 8/15/19	2,340,000	2,124,977
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,197,438
Longview Independent School District 5% 2/15/37	1,000,000	1,145,750
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	219,561
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	27,744
Mansfield Independent School District 5.5% 2/15/17	25,000	25,103
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,129,780
Series 2008 A, 6% 1/1/24	2,000,000	2,367,980
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,224,289
Series 2009 A, 6.25% 1/1/39	1,800,000	2,089,188
Series 2011 A:
5.5% 9/1/41	500,000	592,700
6% 9/1/41	1,200,000	1,486,440
Series 2011 D, 5% 9/1/28	2,300,000	2,705,214
Northwest Texas Independent School District 5.5% 8/15/21	170,000	170,330
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	433,736
5.375% 8/15/37	2,000,000	2,266,900
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,836,350
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,893,475
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,170,190
Series 2012, 5.25% 2/1/25	800,000	1,043,568
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,266,850
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	$ 2,300,000	$ 2,665,470
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	466,964
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,542,182
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,315,050
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,372,950
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	500,000	506,720
5% 8/15/36	1,000,000	1,126,710
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,592,955
Series 2006 A, 5% 4/1/29	560,000	641,754
Series 2006, 5% 4/1/27	1,000,000	1,115,390
Series 2008, 5% 4/1/25	800,000	941,208
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,076,999
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,735,470
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,468,944
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,526,027
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	604,662
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,156,380
5% 4/1/23	1,500,000	1,730,805
5% 4/1/25	600,000	690,828
5% 4/1/26	800,000	919,440
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,856,048
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	1,000,000	1,114,780
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Waller Independent School District:
5.5% 2/15/28	$ 1,670,000	$ 1,951,929
5.5% 2/15/37	2,100,000	2,415,000
		133,735,218
Utah - 0.3%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	1,014,042
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,141,900
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,384,332
		3,540,274
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,914,366
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,096,160
		4,010,526
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,113,120
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,850,850
		5,963,970
Washington - 3.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	925,410
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,043,520
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,052,317
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,220,380
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,225,896
Series 2009, 5.25% 1/1/42	1,000,000	1,156,870
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.: - continued
Series 2010, 5% 1/1/50	$ 1,300,000	$ 1,438,996
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,069,620
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
Series 2013 B, 5% 12/1/27	1,500,000	1,739,115
5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,290
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,108,596
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,127,710
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,680,250
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,155,100
Series 2010 A, 5% 8/15/18	2,295,000	2,619,949
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,126,700
Series 2012 A, 5% 10/1/24	3,300,000	4,034,415
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,600,564
5.7% 7/1/38	2,270,000	2,491,802
		40,844,500
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,112,150
Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	557,135
5.75% 7/1/30	500,000	577,195
Series 2013 B, 5% 7/1/36	800,000	892,408
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,062,640
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	805,653
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012, 5% 6/1/39	$ 190,000	$ 206,298
Series 2013, 5% 8/15/25	1,300,000	1,516,008
		5,617,337
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,962,616
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,075,055,630)	1,185,815,316
NET OTHER ASSETS (LIABILITIES) - 0.6%	7,424,266
NET ASSETS - 100%	$ 1,193,239,582
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.1%
Health Care	21.1%
Transportation	9.3%
Water & Sewer	9.2%
Electric Utilities	7.8%
Special Tax	7.8%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,075,055,630)		$ 1,185,815,316
Cash		2,823,364
Receivable for fund shares sold		1,173,364
Interest receivable		15,131,765
Prepaid expenses		912
Receivable from investment adviser for expense reductions		178
Other receivables		1,892
Total assets		1,204,946,791

Liabilities
Payable for investments purchased Regular delivery	$ 5,863,261
Delayed delivery	1,935,820
Payable for fund shares redeemed	1,802,384
Distributions payable	1,000,136
Accrued management fee	360,767
Distribution and service plan fees payable	274,922
Other affiliated payables	443,353
Other payables and accrued expenses	26,566
Total liabilities		11,707,209

Net Assets		$ 1,193,239,582
Net Assets consist of:
Paid in capital		$ 1,077,832,358
Undistributed net investment income		600,565
Accumulated undistributed net realized gain (loss) on investments		4,046,973
Net unrealized appreciation (depreciation) on investments		110,759,686
Net Assets		$ 1,193,239,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($424,824,323 ÷ 30,768,381 shares)	$ 13.81

Maximum offering price per share (100/96.00 of $13.81)	$ 14.39
Class T: Net Asset Value and redemption price per share ($245,673,139 ÷ 17,742,735 shares)	$ 13.85

Maximum offering price per share (100/96.00 of $13.85)	$ 14.43
Class B: Net Asset Value and offering price per share ($9,307,268 ÷ 676,131 shares)A	$ 13.77

Class C: Net Asset Value and offering price per share ($154,712,128 ÷ 11,179,660 shares)A	$ 13.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($358,722,724 ÷ 26,111,139 shares)	$ 13.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Interest		$ 24,206,340

Expenses
Management fee	$ 2,209,460
Transfer agent fees	769,284
Distribution and service plan fees	1,677,034
Accounting fees and expenses	120,388
Custodian fees and expenses	7,884
Independent trustees' compensation	2,274
Registration fees	57,482
Audit	27,039
Legal	2,271
Miscellaneous	4,667
Total expenses before reductions	4,877,783
Expense reductions	(5,932)	4,871,851
Net investment income (loss)		19,334,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,137,667
Change in net unrealized appreciation (depreciation) on investment securities		2,013,464
Net gain (loss)		6,151,131
Net increase (decrease) in net assets resulting from operations		$ 25,485,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,334,489	$ 38,407,738
Net realized gain (loss)	4,137,667	1,175,916
Change in net unrealized appreciation (depreciation)	2,013,464	63,718,880
Net increase (decrease) in net assets resulting from operations	25,485,620	103,302,534
Distributions to shareholders from net investment income	(19,275,558)	(38,200,799)
Distributions to shareholders from net realized gain	(355,650)	(162,406)
Total distributions	(19,631,208)	(38,363,205)
Share transactions - net increase (decrease)	(20,076,417)	98,354,483
Total increase (decrease) in net assets	(14,222,005)	163,293,812

Net Assets
Beginning of period	1,207,461,587	1,044,167,775
End of period (including undistributed net investment income of $600,565 and undistributed net investment income of $541,634, respectively)	$ 1,193,239,582	$ 1,207,461,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.222	.460	.479	.465	.479	.476
Net realized and unrealized gain (loss)	.073	.789	(.041)	.450	.991	(1.094)
Total from investment operations	.295	1.249	.438	.915	1.470	(.618)
Distributions from net investment income	(.221)	(.457)	(.478)	(.465)	(.480)	(.477)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.225)	(.459)	(.478)	(.465)	(.480)	(.552)
Net asset value, end of period	$ 13.81	$ 13.74	$ 12.95	$ 12.99	$ 12.54	$ 11.55
Total Return B, C, D	2.16%	9.77%	3.53%	7.42%	12.96%	(5.06)%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.77%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.78% A	.77%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.78% A	.77%	.77%	.78%	.79%	.74%
Net investment income (loss)	3.25% A	3.42%	3.80%	3.64%	3.96%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 424,824	$ 430,231	$ 368,789	$ 448,794	$ 403,580	$ 235,466
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.223	.462	.481	.467	.481	.480
Net realized and unrealized gain (loss)	.082	.778	(.032)	.449	.990	(1.098)
Total from investment operations	.305	1.240	.449	.916	1.471	(.618)
Distributions from net investment income	(.221)	(.458)	(.479)	(.466)	(.481)	(.477)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.225)	(.460)	(.479)	(.466)	(.481)	(.552)
Net asset value, end of period	$ 13.85	$ 13.77	$ 12.99	$ 13.02	$ 12.57	$ 11.58
Total Return B, C, D	2.23%	9.67%	3.61%	7.41%	12.94%	(5.05)%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.76%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.77% A	.76%	.76%	.77%	.78%	.74%
Net investment income (loss)	3.25% A	3.42%	3.80%	3.65%	3.97%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,673	$ 247,622	$ 225,908	$ 253,136	$ 256,358	$ 233,891
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52	$ 12.69
Income from Investment Operations
Net investment income (loss) E	.176	.367	.393	.379	.397	.396
Net realized and unrealized gain (loss)	.083	.772	(.040)	.451	.993	(1.096)
Total from investment operations	.259	1.139	.353	.830	1.390	(.700)
Distributions from net investment income	(.175)	(.367)	(.393)	(.380)	(.400)	(.395)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.179)	(.369)	(.393)	(.380)	(.400)	(.470)
Net asset value, end of period	$ 13.77	$ 13.69	$ 12.92	$ 12.96	$ 12.51	$ 11.52
Total Return B, C, D	1.90%	8.90%	2.85%	6.73%	12.26%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.45%	1.46%	1.45%	1.45%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.45% A	1.45%	1.45%	1.44%	1.45%	1.40%
Net investment income (loss)	2.58% A	2.74%	3.12%	2.98%	3.30%	3.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,307	$ 11,187	$ 12,983	$ 19,838	$ 26,607	$ 31,611
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57	$ 12.74
Income from Investment Operations
Net investment income (loss) E	.170	.358	.383	.370	.390	.384
Net realized and unrealized gain (loss)	.072	.788	(.042)	.448	.999	(1.096)
Total from investment operations	.242	1.146	.341	.818	1.389	(.712)
Distributions from net investment income	(.168)	(.354)	(.381)	(.368)	(.389)	(.383)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.172)	(.356)	(.381)	(.368)	(.389)	(.458)
Net asset value, end of period	$ 13.84	$ 13.77	$ 12.98	$ 13.02	$ 12.57	$ 11.57
Total Return B, C, D	1.77%	8.92%	2.74%	6.60%	12.19%	(5.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.55% A	1.54%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.55% A	1.53%	1.54%	1.53%	1.53%	1.49%
Net investment income (loss)	2.48% A	2.65%	3.03%	2.89%	3.22%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,712	$ 155,834	$ 130,949	$ 151,847	$ 133,834	$ 72,444
Portfolio turnover rate G	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50	$ 12.67
Income from Investment Operations
Net investment income (loss) D	.237	.490	.505	.492	.506	.504
Net realized and unrealized gain (loss)	.074	.782	(.039)	.443	.993	(1.093)
Total from investment operations	.311	1.272	.466	.935	1.499	(.589)
Distributions from net investment income	(.237)	(.490)	(.506)	(.495)	(.509)	(.506)
Distributions from net realized gain	(.004)	(.002)	-	-	-	(.075)
Total distributions	(.241)	(.492)	(.506)	(.495)	(.509)	(.581)
Net asset value, end of period	$ 13.74	$ 13.67	$ 12.89	$ 12.93	$ 12.49	$ 11.50
Total Return B, C	2.29%	10.00%	3.79%	7.62%	13.29%	(4.86)%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.53%	.54%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.54% A	.53%	.54%	.55%	.55%	.54%
Expenses net of all reductions	.54% A	.53%	.54%	.55%	.55%	.50%
Net investment income (loss)	3.48% A	3.66%	4.02%	3.87%	4.20%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,723	$ 362,588	$ 305,538	$ 399,826	$ 244,761	$ 164,402
Portfolio turnover rate F	17% A	6%	8%	7%	6%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 111,620,854
Gross unrealized depreciation	(429,721)
Net unrealized appreciation (depreciation) on securities and other investments	$ 111,191,133

Tax cost	$ 1,074,624,183

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,827,351 and $120,244,308, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 540,398	$ 17,737
Class T	-%	.25%	308,986	783
Class B	.65%	.25%	46,139	33,395
Class C	.75%	.25%	781,511	139,792
			$ 1,677,034	$ 191,707

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,792
Class T	6,037
Class B*	8,551
Class C*	7,361
$ 57,741

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 262,201.12
Class T	143,273.12
Class B	7,724.15
Class C	105,871.14
Institutional Class	250,215.14
	$ 769,284

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,588 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class B	1.45%	$ 694

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,232 and $6, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 6,937,565	$ 13,646,644
Class T	3,957,856	8,115,639
Class B	131,118	340,660

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class C	$ 1,904,440	$ 3,775,325
Institutional Class	6,344,579	12,322,531
Total	$ 19,275,558	$ 38,200,799
From net realized gain
Class A	$ 127,081	$ 58,057
Class T	72,168	34,962
Class B	3,137	2,005
Class C	45,636	20,220
Institutional Class	107,628	47,162
Total	$ 355,650	$ 162,406

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	2,941,089	7,218,621	$ 40,562,713	$ 97,171,715
Reinvestment of distributions	351,746	680,401	4,849,011	9,177,511
Shares redeemed	(3,847,470)	(5,044,908)	(52,893,706)	(67,932,371)
Net increase (decrease)	(554,635)	2,854,114	$ (7,481,982)	$ 38,416,855
Class T
Shares sold	957,397	2,121,366	$ 13,250,741	$ 28,613,263
Reinvestment of distributions	213,695	432,014	2,954,037	5,841,731
Shares redeemed	(1,406,451)	(1,967,781)	(19,417,368)	(26,583,449)
Net increase (decrease)	(235,359)	585,599	$ (3,212,590)	$ 7,871,545
Class B
Shares sold	29,406	63,948	$ 404,977	$ 852,907
Reinvestment of distributions	6,273	15,986	86,231	214,675
Shares redeemed	(176,407)	(268,192)	(2,424,818)	(3,607,903)
Net increase (decrease)	(140,728)	(188,258)	$ (1,933,610)	$ (2,540,321)

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	1,052,209	2,537,829	$ 14,541,797	$ 34,233,722
Reinvestment of distributions	95,111	185,320	1,314,115	2,505,463
Shares redeemed	(1,287,776)	(1,489,924)	(17,773,222)	(20,047,596)
Net increase (decrease)	(140,456)	1,233,225	$ (1,917,310)	$ 16,691,589
Institutional Class
Shares sold	4,408,347	8,176,603	$ 60,453,539	$ 109,365,273
Reinvestment of distributions	290,622	516,418	3,985,726	6,932,866
Shares redeemed	(5,116,116)	(5,862,866)	(69,970,190)	(78,383,324)
Net increase (decrease)	(417,147)	2,830,155	$ (5,530,925)	$ 37,914,815

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

HIMI-USAN-0613
1.784902.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013